RELATED PARTY BALANCES AND TRANSACTIONS - Significant transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Services and sales to related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total	¥ 32,707	¥ 18,811	¥ 2,511
Related party | Loans advanced to the related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total			34,000
Related party | Loans advanced to the related parties | Junjie Zhang
RELATED PARTY BALANCES AND TRANSACTIONS
Total			20,000
Related party | Loans advanced to the related parties | Xianggui Peng
RELATED PARTY BALANCES AND TRANSACTIONS
Total			7,000
Related party | Loans advanced to the related parties | Peibang Gong
RELATED PARTY BALANCES AND TRANSACTIONS
Total			5,000
Related party | Loans advanced to the related parties | Jiangmen Pengjiang District Yu Sheng Beverage Plant
RELATED PARTY BALANCES AND TRANSACTIONS
Total			2,000
Related party | Share-based compensation related to ordinary shares exchanged for preferred shares
RELATED PARTY BALANCES AND TRANSACTIONS
Total			6,990
Related party | Share-based compensation related to ordinary shares exchanged for preferred shares | Partea Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Total			4,237
Related party | Share-based compensation related to ordinary shares exchanged for preferred shares | TasTea Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Total			1,633
Related party | Share-based compensation related to ordinary shares exchanged for preferred shares | TEALATTE Ltd
RELATED PARTY BALANCES AND TRANSACTIONS
Total			1,120
Related party | Repayment of the loans advanced to the related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total			38,000
Related party | Repayment of the loans advanced to the related parties | Junjie Zhang
RELATED PARTY BALANCES AND TRANSACTIONS
Total			24,000
Related party | Repayment of the loans advanced to the related parties | Xianggui Peng
RELATED PARTY BALANCES AND TRANSACTIONS
Total			7,000
Related party | Repayment of the loans advanced to the related parties | Peibang Gong
RELATED PARTY BALANCES AND TRANSACTIONS
Total			5,000
Related party | Repayment of the loans advanced to the related parties | Jiangmen Pengjiang District Yu Sheng Beverage Plant
RELATED PARTY BALANCES AND TRANSACTIONS
Total			2,000
Related party | Bridge loans to shareholders related to Restructuring
RELATED PARTY BALANCES AND TRANSACTIONS
Total			305,000
Related party | Bridge loans to shareholders related to Restructuring | XVC Group
RELATED PARTY BALANCES AND TRANSACTIONS
Total			138,000
Related party | Bridge loans to shareholders related to Restructuring | Qiushi Chenxing
RELATED PARTY BALANCES AND TRANSACTIONS
Total			117,000
Related party | Bridge loans to shareholders related to Restructuring | Fosun Group
RELATED PARTY BALANCES AND TRANSACTIONS
Total			50,000
Related party | Repayment of bridge loans to shareholders related to Restructuring
RELATED PARTY BALANCES AND TRANSACTIONS
Total			305,000
Related party | Repayment of bridge loans to shareholders related to Restructuring | XVC Group
RELATED PARTY BALANCES AND TRANSACTIONS
Total			138,000
Related party | Repayment of bridge loans to shareholders related to Restructuring | Qiushi Chenxing
RELATED PARTY BALANCES AND TRANSACTIONS
Total			117,000
Related party | Repayment of bridge loans to shareholders related to Restructuring | Fosun Group
RELATED PARTY BALANCES AND TRANSACTIONS
Total			50,000
Investees | Services and sales to related parties
RELATED PARTY BALANCES AND TRANSACTIONS
Total	¥ 32,707	¥ 18,811	¥ 2,511